SHARE CAPITAL (Details)				6 Months Ended
		Jun. 12, 2026 USD ($) Vote $ / shares shares	Mar. 24, 2026 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Mar. 18, 2025 USD ($) $ / shares
Class of Stock [Line Items]
Authorized shares		4,950,000,000		4,950,000,000	4,950,000,000
Ordinary shares, par value | $ / shares		$ 0.00001		$ 0.00001	$ 0.00001	$ 1
Ordinary shares, authorized value | $						$ 50,000
Authorized share capital | $		$ 50,000
Number of shares authorized		5,000,000,000
Number of votes per share | Vote		1
Number of units issuable			780,000
Price per unit of unit issuable | $ / shares			$ 10
Gross value of units issuable | $			$ 7,800,000
Number of ordinary shares issuable per unit			1
Number of preferred shares issuable per unit			1
Ratio of conversion of preferred share into ordinary share			0.33	0.33
Number of shares issued			780,000
Series A preferred shares, shares authorized		50,000,000		50,000,000
Series A preferred shares, par value | $ / shares		$ 0.00001		$ 0.00001
Series A preferred shares, shares issued		780,000		780,000
Series A preferred shares, shares outstanding		780,000		780,000
Number of shares issued		560,759,740		560,759,740	556,800,001
Ordinary share capital | $	[1]			$ 5,608	$ 5,568
Number of shares issued					1
Number of shares outstanding					1
Number of shares outstanding		560,759,740		560,759,740	556,800,001
Issuance of shares				1
SL BIO LTD
Class of Stock [Line Items]
Aggregate number of shares issued		556,800,000
HSPT
Class of Stock [Line Items]
Number of shares per unit		1
Number of shares redeemed and cancelled		3,502,404
Ordinary shares
Class of Stock [Line Items]
Number of shares issued		780,000		780,000 [1]
Preferred Shares
Class of Stock [Line Items]
Number of shares issued		780,000		780,000
SL BIO LTD
Class of Stock [Line Items]
Authorized shares		500,000,000
Ordinary shares, par value | $ / shares		$ 0.001
Ordinary shares, authorized value | $		$ 500,000
Reverse Recapitalization, Exchange Ratio				151.51

[1]	The shares amounts are presented on a retroactive basis, due to group reorganization (see Note 1 and 9).